Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Contrarian Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class A
Trading Symbol	LCCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 50	0.97% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 14,653,471,326
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,653,471,326
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%

Columbia Contrarian Core Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class C
Trading Symbol	LCCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 88	1.72% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.72%	[1]
Net Assets	$ 14,653,471,326
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,653,471,326
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%

Columbia Contrarian Core Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional Class
Trading Symbol	SMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 37	0.72% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 14,653,471,326
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,653,471,326
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund
net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%

Columbia Contrarian Core Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional 2 Class
Trading Symbol	COFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 33	0.65% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 14,653,471,326
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,653,471,326
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%

Columbia Contrarian Core Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional 3 Class
Trading Symbol	COFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 31	0.60% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 14,653,471,326
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,653,471,326
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%

Columbia Contrarian Core Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class R
Trading Symbol	CCCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 62	1.22% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%	[1]
Net Assets	$ 14,653,471,326
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,653,471,326
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%

Columbia Contrarian Core Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class S
Trading Symbol	SMGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of October 2, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 30	0.72% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 14,653,471,326
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,653,471,326
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%

[1]	Annualized.